EQUITY (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Number of Options Outstanding
Number of Options Outstanding	234,000	50,000	0
Number of Options Granted	0	184,000	50,000
Number of Options Exercised	0	0	0
Number of Options Forfeited/canceled	0	0	0
Number of Options Outstanding	234,000	234,000	50,000
Weighted Average Exercise Price Options Outstanding
Weighted Average Exercise Price, Outstanding	$ 3.88	$ 10.80	$ 0
Weighted Average Exercise Price, Granted	0	2.01	10.80
Weighted Average Exercise Price, Exercised	0	0	0
Weighted Average Exercise Price, Forfeited/canceled	0	0	0
Weighted Average Exercise Price, Outstanding	$ 3.88	$ 3.88	$ 10.80
Term of remaining life of stock options weighted average value	9 years 6 months 10 days	9 years 9 months 10 days	9 years 11 months 19 days
Options Outstanding, granted weighted average remaining life (years)		10 years	10 years